Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Long-term Purchase Commitment [Table Text Block]
December 31	Amount
2017	120,464,000
2018	36,786,000

Total	157,250,000